Distribution Date:	01/12/24	COMM 2015-CCRE26 Mortgage Trust
Determination Date:	01/08/24
Next Distribution Date:	02/12/24
Record Date:	12/29/23	Commercial Mortgage Pass-Through Certificates
Series 2015-CCRE26

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	5		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	9-13		Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	14-15		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 2)	16-17	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	18		David Rodgers	(212) 230-9025
Historical Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	23
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Liquidated Loan Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26	Controlling Class	TCA SPV IV LLC
Interest Shortfall Detail - Collateral Level	27	Representative
			James Jordan		TaconicCRE@taconiccap.com
Supplemental Notes	28
			c/o Taconic Capital Advisors L.P., 280 Park Avenue, 5th Floor | New York, NY 10017 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12593QBA7	1.604000%	36,162,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12593QBB5	2.881000%	44,578,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12593QBC3	3.373000%	76,831,000.00	25,193,063.01	1,151,491.21	70,813.50	0.00	0.00	1,222,304.71	24,041,571.80	35.34%	30.00%
A-3	12593QBD1	3.359000%	225,000,000.00	193,281,160.37	0.00	541,026.18	0.00	0.00	541,026.18	193,281,160.37	35.34%	30.00%
A-4	12593QBE9	3.630000%	381,056,000.00	381,056,000.00	0.00	1,152,694.40	0.00	0.00	1,152,694.40	381,056,000.00	35.34%	30.00%
A-M	12593QBG4	4.085000%	47,726,000.00	47,726,000.00	0.00	162,467.26	0.00	0.00	162,467.26	47,726,000.00	30.19%	25.63%
B	12593QBH2	4.613180%	72,272,000.00	72,272,000.00	0.00	277,836.47	0.00	0.00	277,836.47	72,272,000.00	22.38%	19.00%
C	12593QBJ8	4.613180%	54,545,000.00	54,545,000.00	0.00	209,688.26	0.00	0.00	209,688.26	54,545,000.00	16.48%	14.00%
D	12593QBK5	3.613180%	61,363,000.00	61,363,000.00	0.00	184,762.98	0.00	0.00	184,762.98	61,363,000.00	9.85%	8.38%
E	12593QAL4	3.250000%	15,000,000.00	15,000,000.00	0.00	40,625.00	0.00	0.00	40,625.00	15,000,000.00	8.23%	7.00%
F	12593QAN0	3.250000%	13,636,000.00	13,636,000.00	0.00	36,930.83	0.00	0.00	36,930.83	13,636,000.00	6.76%	5.75%
G	12593QAQ3	3.250000%	28,636,000.00	28,636,000.00	0.00	77,555.83	0.00	0.00	77,555.83	28,636,000.00	3.66%	3.13%
H*	12593QAS9	3.250000%	34,090,914.00	33,937,782.24	0.00	55,320.39	0.00	24,409.57	55,320.39	33,913,372.67	0.00%	0.00%
V	12593QAU4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12593QAY6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12593QAW0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,090,895,914.00	926,646,005.62	1,151,491.21	2,809,721.10	0.00	24,409.57	3,961,212.31	925,470,104.84

X-A	12593QBF6	1.040559%	811,353,000.00	647,256,223.38	0.00	561,256.68	0.00	0.00	561,256.68	646,104,732.17
X-B	12593QAA8	0.000000%	126,817,000.00	126,817,000.00	0.00	0.00	0.00	0.00	0.00	126,817,000.00
X-C	12593QAC4	1.000000%	61,363,000.00	61,363,000.00	0.00	51,135.83	0.00	0.00	51,135.83	61,363,000.00
X-D	12593QAE0	1.363180%	28,636,000.00	28,636,000.00	0.00	32,530.02	0.00	0.00	32,530.02	28,636,000.00
X-E	12593QAG5	1.363180%	28,636,000.00	28,636,000.00	0.00	32,530.02	0.00	0.00	32,530.02	28,636,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	12593QAJ9	1.363180%	34,090,914.00	33,937,782.24	0.00	38,552.76	0.00	0.00	38,552.76	33,913,372.67
Notional SubTotal			1,090,895,914.00	926,646,005.62	0.00	716,005.31	0.00	0.00	716,005.31	925,470,104.84

Deal Distribution Total					1,151,491.21	3,525,726.41	0.00	24,409.57	4,677,217.62

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12593QBA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12593QBB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12593QBC3	327.90231820	14.98732556	0.92167875	0.00000000	0.00000000	0.00000000	0.00000000	15.90900431	312.91499265
A-3	12593QBD1	859.02737942	0.00000000	2.40456080	0.00000000	0.00000000	0.00000000	0.00000000	2.40456080	859.02737942
A-4	12593QBE9	1,000.00000000	0.00000000	3.02500000	0.00000000	0.00000000	0.00000000	0.00000000	3.02500000	1,000.00000000
A-M	12593QBG4	1,000.00000000	0.00000000	3.40416670	0.00000000	0.00000000	0.00000000	0.00000000	3.40416670	1,000.00000000
B	12593QBH2	1,000.00000000	0.00000000	3.84431689	0.00000000	0.00000000	0.00000000	0.00000000	3.84431689	1,000.00000000
C	12593QBJ8	1,000.00000000	0.00000000	3.84431680	0.00000000	0.00000000	0.00000000	0.00000000	3.84431680	1,000.00000000
D	12593QBK5	1,000.00000000	0.00000000	3.01098349	0.00000000	0.00000000	0.00000000	0.00000000	3.01098349	1,000.00000000
E	12593QAL4	1,000.00000000	0.00000000	2.70833333	0.00000000	0.00000000	0.00000000	0.00000000	2.70833333	1,000.00000000
F	12593QAN0	1,000.00000000	0.00000000	2.70833309	0.00000000	0.00000000	0.00000000	0.00000000	2.70833309	1,000.00000000
G	12593QAQ3	1,000.00000000	0.00000000	2.70833322	0.00000000	0.00000000	0.00000000	0.00000000	2.70833322	1,000.00000000
H	12593QAS9	995.50813569	0.00000000	1.62273121	1.07343675	10.09036220	0.00000000	0.71601395	1.62273121	994.79212174
V	12593QAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12593QAY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12593QAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12593QBF6	797.74922060	0.00000000	0.69175400	0.00000000	0.00000000	0.00000000	0.00000000	0.69175400	796.32999714
X-B	12593QAA8	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-C	12593QAC4	1,000.00000000	0.00000000	0.83333328	0.00000000	0.00000000	0.00000000	0.00000000	0.83333328	1,000.00000000
X-D	12593QAE0	1,000.00000000	0.00000000	1.13598338	0.00000000	0.00000000	0.00000000	0.00000000	1.13598338	1,000.00000000
X-E	12593QAG5	1,000.00000000	0.00000000	1.13598338	0.00000000	0.00000000	0.00000000	0.00000000	1.13598338	1,000.00000000
X-F	12593QAJ9	995.50813569	0.00000000	1.13088080	0.00000000	0.00000000	0.00000000	0.00000000	1.13088080	994.79212174

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	12/01/23 - 12/30/23	30	0.00	70,813.50	0.00	70,813.50	0.00	0.00	0.00	70,813.50	0.00
A-3	12/01/23 - 12/30/23	30	0.00	541,026.18	0.00	541,026.18	0.00	0.00	0.00	541,026.18	0.00
A-4	12/01/23 - 12/30/23	30	0.00	1,152,694.40	0.00	1,152,694.40	0.00	0.00	0.00	1,152,694.40	0.00
X-A	12/01/23 - 12/30/23	30	0.00	561,256.68	0.00	561,256.68	0.00	0.00	0.00	561,256.68	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	12/01/23 - 12/30/23	30	0.00	51,135.83	0.00	51,135.83	0.00	0.00	0.00	51,135.83	0.00
X-D	12/01/23 - 12/30/23	30	0.00	32,530.02	0.00	32,530.02	0.00	0.00	0.00	32,530.02	0.00
X-E	12/01/23 - 12/30/23	30	0.00	32,530.02	0.00	32,530.02	0.00	0.00	0.00	32,530.02	0.00
X-F	12/01/23 - 12/30/23	30	0.00	38,552.76	0.00	38,552.76	0.00	0.00	0.00	38,552.76	0.00
A-M	12/01/23 - 12/30/23	30	0.00	162,467.26	0.00	162,467.26	0.00	0.00	0.00	162,467.26	0.00
B	12/01/23 - 12/30/23	30	0.00	277,836.47	0.00	277,836.47	0.00	0.00	0.00	277,836.47	0.00
C	12/01/23 - 12/30/23	30	0.00	209,688.26	0.00	209,688.26	0.00	0.00	0.00	209,688.26	0.00
D	12/01/23 - 12/30/23	30	0.00	184,762.98	0.00	184,762.98	0.00	0.00	0.00	184,762.98	0.00
E	12/01/23 - 12/30/23	30	0.00	40,625.00	0.00	40,625.00	0.00	0.00	0.00	40,625.00	0.00
F	12/01/23 - 12/30/23	30	0.00	36,930.83	0.00	36,930.83	0.00	0.00	0.00	36,930.83	0.00
G	12/01/23 - 12/30/23	30	0.00	77,555.83	0.00	77,555.83	0.00	0.00	0.00	77,555.83	0.00
H	12/01/23 - 12/30/23	30	307,395.23	91,914.83	0.00	91,914.83	36,594.44	0.00	0.00	55,320.39	343,989.67
Totals			307,395.23	3,562,320.85	0.00	3,562,320.85	36,594.44	0.00	0.00	3,525,726.41	343,989.67

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	4,677,217.62
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,577,082.47	Master Servicing Fee	9,258.98
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,141.37
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	398.97
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,752.29
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,577,082.47	Total Fees	14,761.61

Principal		Expenses/Reimbursements
Scheduled Principal	1,175,900.78	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	33,238.55
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(24,409.57)	Special Servicing Fees (Work Out)	3,355.89
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,151,491.21	Total Expenses/Reimbursements	36,594.44

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,525,726.41
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,151,491.21
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,677,217.62
Total Funds Collected	4,728,573.68	Total Funds Distributed	4,728,573.67

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	926,646,005.62	926,646,005.62	Beginning Certificate Balance	926,646,005.62
(-) Scheduled Principal Collections	1,175,900.78	1,175,900.78	(-) Principal Distributions	1,151,491.21
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	24,409.57
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	24,409.57
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	24,409.57	24,409.57	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	925,470,104.84	925,470,104.84	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	926,646,005.62	926,646,005.62	Ending Certificate Balance	925,470,104.84
Ending Actual Collateral Balance	925,483,889.50	925,483,889.50

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.61%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	10	63,555,468.06	6.87%	19	4.6054	NAP	Defeased	10	63,555,468.06	6.87%	19	4.6054	NAP
7,499,999 or less	17	79,986,673.56	8.64%	19	4.6419	1.720132	1.39 or less	10	276,243,434.46	29.85%	19	4.6323	1.017823
7,500,000 to 14,999,999	8	79,100,771.75	8.55%	19	4.7041	1.893884	1.40 to 1.44	2	35,967,557.01	3.89%	20	4.6292	1.440057
15,000,000 to 24,999,999	3	60,227,478.61	6.51%	19	4.6032	2.107132	1.45 to 1.54	6	150,383,456.87	16.25%	18	4.4789	1.528162
25,000,000 to 49,999,999	11	401,840,601.16	43.42%	19	4.5513	1.468123	1.55 to 1.99	13	173,247,971.75	18.72%	19	4.5887	1.773685
50,000,000 to 99,999,999	2	133,921,202.60	14.47%	19	3.8369	3.214347	2.00 to 2.49	7	128,545,617.24	13.89%	17	4.3759	2.190062
100,000,000 or greater	1	106,837,909.10	11.54%	19	4.6100	1.147700	2.50 to 2.99	3	27,526,599.45	2.97%	19	4.7049	2.649154
Totals	52	925,470,104.84	100.00%	19	4.4827	1.788160	3.00 or greater	1	70,000,000.00	7.56%	20	3.5602	4.754800
							Totals	52	925,470,104.84	100.00%	19	4.4827	1.788160
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	12	63,555,468.06	6.87%	19	4.6054	NAP	Virginia	3	35,816,656.84	3.87%	18	4.4730	1.870466
California	12	154,996,351.34	16.75%	18	4.3131	1.912782	Washington	1	28,720,448.68	3.10%	19	4.5900	1.114000
Colorado	1	32,780,929.53	3.54%	20	4.6200	1.443300	West Virginia	1	3,196,662.57	0.35%	19	4.4850	1.826900
Connecticut	1	11,462,070.21	1.24%	19	4.6680	1.134000	Totals	90	925,470,104.84	100.00%	19	4.4827	1.788160
Florida	3	10,926,812.04	1.18%	20	4.8138	2.009028
									Property Type³
Georgia	2	75,767,546.71	8.19%	17	4.2041	1.715240
Hawaii	1	9,628,234.39	1.04%	19	4.8200	1.358200		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	5	119,572,072.96	12.92%	19	4.5955	1.189915		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	8	15,545,835.31	1.68%	18	4.4235	1.503908	Defeased	12	63,555,468.06	6.87%	19	4.6054	NAP
Iowa	1	3,018,882.16	0.33%	18	4.2400	1.511500	Industrial	30	85,247,095.85	9.21%	19	4.4684	1.972886
Kansas	1	5,433,987.50	0.59%	18	4.2400	1.511500	Lodging	12	124,097,460.05	13.41%	18	4.5389	1.234737
Kentucky	5	7,201,089.68	0.78%	18	4.3060	1.643300	Mixed Use	2	77,780,929.53	8.40%	17	4.2607	1.944380
Massachusetts	1	9,577,212.19	1.03%	20	4.8690	2.079200	Mobile Home Park	3	57,508,905.16	6.21%	19	4.5625	1.896794
Michigan	3	19,071,442.54	2.06%	20	4.7308	1.627995	Multi-Family	5	18,359,675.87	1.98%	20	4.8675	2.218500
Missouri	1	3,924,545.45	0.42%	18	4.2400	1.511500	Office	13	369,877,509.11	39.97%	19	4.5128	1.966299
New Jersey	1	18,689,889.52	2.02%	19	4.3600	2.056800	Other	1	5,552,048.22	0.60%	17	4.6350	1.253000
New York	4	115,810,215.71	12.51%	20	4.1845	3.500351	Retail	12	123,491,012.19	13.34%	18	4.3212	1.624690
North Carolina	2	3,242,095.50	0.35%	18	4.3060	1.643300	Totals	90	925,470,104.84	100.00%	19	4.4827	1.788160
Ohio	4	13,213,372.44	1.43%	20	4.7920	2.141179
Oklahoma	3	12,498,171.25	1.35%	18	4.2400	1.511500
Oregon	1	28,666,378.66	3.10%	19	4.6000	(0.188800)
Pennsylvania	3	87,978,879.64	9.51%	20	4.8816	1.348015
South Carolina	2	7,482,267.15	0.81%	18	4.3451	2.089856
Tennessee	6	13,084,895.76	1.41%	18	4.4519	1.735799
Texas	2	14,607,690.25	1.58%	19	4.8911	2.444768

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	63,555,468.06	6.87%	19	4.6054	NAP	Defeased	10	63,555,468.06	6.87%	19	4.6054	NAP
	4.4999% or less	13	366,882,291.12	39.64%	18	4.0973	2.347825	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	15	284,305,179.48	30.72%	19	4.6066	1.262373	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75000% or greater	14	210,727,166.18	22.77%	20	4.9494	1.599540	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	925,470,104.84	100.00%	19	4.4827	1.788160	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	42	861,914,636.78	93.13%	19	4.4736	1.806839
								Totals	52	925,470,104.84	100.00%	19	4.4827	1.788160
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	63,555,468.06	6.87%	19	4.6054	NAP	Defeased	10	63,555,468.06	6.87%	19	4.6054	NAP
	60 months or less	42	861,914,636.78	93.13%	19	4.4736	1.806839	Interest Only	4	151,176,000.00	16.34%	18	3.8498	3.226851
61 months to 113 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	38	710,738,636.78	76.80%	19	4.6063	1.504799
114 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	925,470,104.84	100.00%	19	4.4827	1.788160	Totals	52	925,470,104.84	100.00%	19	4.4827	1.788160
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	10	63,555,468.06	6.87%	19	4.6054	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	39	819,313,023.17	88.53%	19	4.4663	1.795665
	13 months to 24 months	2	37,049,565.39	4.00%	19	4.6115	2.136929
	25 months or greater	1	5,552,048.22	0.60%	17	4.6350	1.253000
	Totals	52	925,470,104.84	100.00%	19	4.4827	1.788160
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	656100457	OF	Chicago	IL	Actual/360	4.610%	424,116.82	0.00	0.00	N/A	08/06/25	08/06/27	106,837,909.10	106,837,909.10	01/06/24
2	304641002	OF	New York	NY	Actual/360	3.560%	214,600.94	0.00	0.00	N/A	09/06/25	--	70,000,000.00	70,000,000.00	01/06/24
3	656100428	RT	Newnan	GA	Actual/360	4.140%	228,245.85	102,879.89	0.00	N/A	06/06/25	--	64,024,082.49	63,921,202.60	01/06/24
4	406100318	MH	Huntington Beach	CA	Actual/360	4.485%	178,476.81	84,536.30	0.00	N/A	08/06/25	--	46,212,573.52	46,128,037.22	01/06/24
5	407000539	OF	Wayne	PA	Actual/360	4.769%	180,674.58	66,359.46	0.00	N/A	08/06/25	--	43,991,120.05	43,924,760.59	01/06/24
6	407000559	OF	Media	PA	Actual/360	5.015%	176,760.71	67,896.50	0.00	N/A	09/06/25	--	40,935,387.77	40,867,491.27	01/06/24
7	406100308	MU	Santa Monica	CA	Actual/360	3.999%	154,961.25	0.00	0.00	N/A	04/06/25	--	45,000,000.00	45,000,000.00	01/06/24
8	406100328	OF	Various	NY	Actual/360	5.220%	175,538.55	66,046.41	0.00	N/A	09/06/25	--	39,051,957.05	38,985,910.64	01/06/24
9	304641009	MU	Avon	CO	Actual/360	4.620%	130,629.70	54,352.81	0.00	N/A	09/06/25	--	32,835,282.34	32,780,929.53	01/06/24
10	656100444	IN	Various	Various	Actual/360	4.306%	124,587.48	48,740.86	0.00	N/A	07/01/25	--	33,600,148.25	33,551,407.39	01/01/24
11	304641011	LO	Portland	OR	Actual/360	4.600%	113,774.21	56,423.72	0.00	N/A	08/06/25	--	28,722,802.72	28,666,379.00	01/06/24
12	302691133	LO	Seattle	WA	Actual/360	4.590%	113,721.80	51,669.35	0.00	N/A	08/06/25	--	28,772,117.72	28,720,448.37	01/06/24
13	656100440	LO	Various	Various	Actual/360	4.240%	114,127.68	43,105.80	0.00	N/A	07/06/25	--	31,258,342.95	31,215,237.15	01/06/24
14	656100456	OF	Rancho Cucamonga	CA	Actual/360	4.130%	113,804.44	0.00	0.00	N/A	08/06/25	--	32,000,000.00	32,000,000.00	01/06/24
15	304641015	LO	Alexandria	VA	Actual/360	4.590%	91,857.50	62,440.76	0.00	N/A	06/01/25	--	23,240,353.98	23,177,913.22	01/01/24
17	304641017	IN	Perth Amboy	NJ	Actual/360	4.360%	70,301.50	34,985.69	0.00	N/A	08/06/25	--	18,724,875.21	18,689,889.52	01/06/24
18	407000534	MF	Various	Various	Actual/360	4.867%	77,085.05	31,309.33	0.00	N/A	09/06/25	--	18,390,985.20	18,359,675.87	01/06/24
19	656100466	MF	University Place	WA	Actual/360	4.400%	54,835.39	21,781.03	0.00	N/A	09/06/25	--	14,472,683.97	14,450,902.94	01/06/24
20	407000523	LO	El Paso	TX	Actual/360	4.939%	52,489.84	24,276.53	0.00	N/A	08/06/25	--	12,341,759.05	12,317,482.52	01/06/24
21	406100322	OF	Greenwich	CT	Actual/360	4.668%	46,168.52	23,588.16	0.00	N/A	08/06/25	--	11,485,658.27	11,462,070.11	01/06/24
22	304641022	IN	Atlanta	GA	Actual/360	4.550%	46,498.29	21,350.27	0.00	N/A	09/06/25	--	11,867,694.38	11,846,344.11	01/06/24
24	304641024	IN	Holliston	MA	Actual/360	4.869%	40,235.27	19,179.81	0.00	N/A	09/06/25	--	9,596,392.00	9,577,212.19	01/06/24
25	407000528	RT	Castle Rock	CO	Actual/360	4.620%	37,499.35	15,686.22	0.00	N/A	04/06/25	--	9,424,875.26	9,409,189.04	01/06/24
26	656100455	RT	Kapolei	HI	Actual/360	4.820%	40,022.31	14,405.75	0.00	N/A	08/06/25	--	9,642,640.14	9,628,234.39	01/06/24
27	407000537	IN	Newport News	VA	Actual/360	4.700%	34,536.04	17,330.75	0.00	N/A	09/06/25	07/06/25	8,532,362.60	8,515,031.85	01/06/24
28	304641028	MH	Lancaster	CA	Actual/360	4.936%	34,900.96	16,059.48	0.00	N/A	09/06/25	--	8,210,299.85	8,194,240.37	01/06/24
29	656100458	RT	Virginia Beach	VA	Actual/360	4.210%	28,772.87	17,494.43	0.00	N/A	08/06/25	--	7,936,734.84	7,919,240.41	01/06/24
30	656100439	RT	Knoxville	TN	Actual/360	4.540%	31,943.44	14,890.52	0.00	N/A	07/06/25	--	8,170,838.17	8,155,947.65	01/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
32	407000538	RT	Various	NC	Actual/360	4.304%	32,503.57	0.00	0.00	N/A	09/06/25	05/06/25	8,770,000.00	8,770,000.00	01/06/24
33	304641033	OF	Troy	MI	Actual/360	4.857%	30,464.33	14,428.12	0.00	N/A	09/06/25	--	7,283,155.49	7,268,727.37	01/06/24
34	304641034	OF	Santa Monica	CA	Actual/360	4.949%	17,796.60	0.00	0.00	N/A	09/06/25	--	4,176,000.00	4,176,000.00	01/06/24
37	406100310	RT	Petaluma	CA	Actual/360	4.060%	25,146.21	14,286.02	0.00	N/A	06/06/25	--	7,192,624.12	7,178,338.10	01/06/24
39	407000536	IN	Byron Center	MI	Actual/360	4.500%	25,483.45	13,784.66	0.00	N/A	09/06/25	--	6,576,373.00	6,562,588.34	12/06/23
41	407000520	OF	Great Neck Plaza	NY	Actual/360	4.672%	27,500.29	11,271.42	0.00	N/A	08/06/25	--	6,835,576.89	6,824,305.47	01/06/24
42	406100307	98	Carmel	IN	Actual/360	4.635%	22,199.67	10,035.81	0.00	N/A	06/06/25	--	5,562,084.03	5,552,048.22	01/06/24
43	304641043	OF	Brighton	MI	Actual/360	4.844%	21,901.21	10,424.01	0.00	N/A	09/06/25	--	5,250,550.64	5,240,126.63	01/06/24
44	407000527	IN	Modesto	CA	Actual/360	4.960%	21,493.78	12,706.75	0.00	N/A	08/06/25	--	5,032,361.56	5,019,654.81	01/06/24
45	407000529	RT	Las Vegas	NV	Actual/360	4.503%	17,769.52	9,601.11	0.00	N/A	06/06/25	--	4,582,627.77	4,573,026.66	01/06/24
46	656100465	RT	Virginia Beach	VA	Actual/360	4.340%	17,664.73	7,196.42	0.00	N/A	09/06/25	--	4,726,699.76	4,719,503.34	01/06/24
47	407000526	RT	La Mirada	CA	Actual/360	4.600%	16,818.73	8,813.49	0.00	N/A	08/06/25	--	4,245,962.99	4,237,149.50	01/06/24
48	406100320	RT	Romeoville	IL	Actual/360	4.929%	17,456.52	8,103.04	0.00	N/A	08/06/25	--	4,112,819.61	4,104,716.57	01/06/24
49	656100446	MF	Cudahy	WI	Actual/360	4.700%	16,509.64	8,384.97	0.00	N/A	07/06/25	--	4,079,252.74	4,070,867.77	01/06/24
50	304641050	RT	Nashville	TN	Actual/360	4.800%	16,796.84	8,124.76	0.00	N/A	09/06/25	--	4,063,752.33	4,055,627.57	01/06/24
51	304641051	RT	Defuniak Springs	FL	Actual/360	4.721%	16,311.78	8,123.56	0.00	N/A	09/06/25	--	4,012,435.24	4,004,311.68	01/06/24
52	407000531	RT	Menomonee Falls	WI	Actual/360	4.803%	16,119.98	9,565.78	0.00	N/A	09/06/25	07/06/25	3,897,560.30	3,887,994.52	01/06/24
54	406100316	RT	Hilton Head Island	SC	Actual/360	4.393%	12,748.39	7,265.51	0.00	N/A	07/06/25	--	3,370,038.33	3,362,772.82	01/06/24
55	304641055	MH	Edgewood	WA	Actual/360	5.390%	15,999.54	6,296.50	0.00	N/A	08/06/25	05/06/25	3,447,144.53	3,440,848.03	01/06/24
56	407000530	RT	Red Bluff	CA	Actual/360	4.851%	12,833.65	9,340.11	0.00	N/A	09/06/25	--	3,072,273.07	3,062,932.96	01/06/24
57	304641057	MH	Etters	PA	Actual/360	4.723%	12,987.76	6,462.16	0.00	N/A	09/06/25	--	3,193,089.64	3,186,627.48	01/06/24
58	406100321	RT	Ranson	WV	Actual/360	4.485%	12,366.39	5,336.42	0.00	N/A	08/06/25	--	3,201,998.99	3,196,662.57	01/06/24
59	656100449	MH	Charlevoix	MI	Actual/360	4.810%	9,886.00	4,821.56	0.00	N/A	07/06/25	--	2,386,801.24	2,381,979.68	01/06/24
60	407000521	OF	Mission	TX	Actual/360	4.633%	9,156.74	4,738.77	0.00	N/A	08/06/25	--	2,294,946.47	2,290,207.70	01/06/24
Totals							3,577,082.47	1,175,900.78	0.00				926,646,005.62	925,470,104.84
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	42,863,224.59	22,288,663.45	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	132,265,797.00	100,024,711.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	6,614,454.05	4,936,639.51	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,958,453.33	4,692,907.64	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	2,659,229.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,394,677.00	2,210,579.75	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,801,365.77	4,274,591.20	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	5,052.46	0.00
8	4,299,149.44	3,644,274.39	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,595,991.84	2,578,169.20	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	24,349,245.70	19,368,015.79	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	695,395.06	(189,573.95)	10/01/22	09/30/23	--	0.00	0.00	1,409,062.86	1,409,062.86	0.00	0.00
12	2,565,629.00	2,507,959.82	10/01/22	09/30/23	--	0.00	0.00	(816,004.97)	(816,004.97)	0.00	0.00
13	3,549,330.38	3,496,174.28	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,949,223.00	1,782,634.93	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,610,361.75	4,199,978.27	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,902,919.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,865,805.02	765,369.51	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	0.00	1,326,071.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,043,296.29	744,978.32	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,185,261.00	1,862,713.81	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,562,352.00	1,189,447.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	583,737.19	701,422.50	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	955,837.00	755,447.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	714,606.27	656,105.13	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	885,231.00	829,010.50	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	869,755.00	605,132.50	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	502,763.65	178,582.48	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,121,656.00	888,565.48	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,008,664.40	764,003.30	01/01/23	09/30/23	--	0.00	0.00	39,126.54	39,126.54	0.00	0.00
41	894,609.00	658,355.75	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	488,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	671,775.24	421,841.68	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	549,301.50	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	509,921.88	377,454.72	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	559,678.26	373,412.69	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	602,880.48	372,990.36	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	585,313.64	406,859.23	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	579,723.16	493,982.20	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	346,684.90	383,691.60	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
57	308,347.00	249,904.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
58	391,811.74	291,077.79	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	263,549.00	153,156.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	264,916,476.03	194,473,830.33				0.00	0.00	632,184.43	632,184.43	5,052.46	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	106,837,909.10	0	0.00	0	0.00	4.482696%	4.424300%	19
12/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.482868%	4.424500%	20
11/10/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.483076%	4.424700%	21
10/13/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.483268%	4.435932%	22
09/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.483474%	4.436132%	23
08/11/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.483662%	4.436315%	24
07/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.483850%	4.436497%	25
06/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.484051%	4.465536%	26
05/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.484235%	4.465718%	27
04/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.484434%	4.465913%	28
03/10/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.484615%	4.466093%	29
02/10/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.484842%	4.466316%	30
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
39	407000536	12/06/23	0	B	39,126.54	39,126.54	0.00	6,576,373.00
Totals					39,126.54	39,126.54	0.00	6,576,373.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		818,632,196	818,632,196		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		106,837,909	106,837,909		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-24	925,470,105	925,470,105	0	0	0	0
Dec-23	926,646,006	926,646,006	0	0	0	0
Nov-23	928,081,267	928,081,267	0	0	0	0
Oct-23	929,412,212	929,412,212	0	0	0	0
Sep-23	930,836,804	930,836,804	0	0	0	0
Aug-23	932,156,769	932,156,769	0	0	0	0
Jul-23	933,471,474	933,471,474	0	0	0	0
Jun-23	934,880,412	934,880,412	0	0	0	0
May-23	936,184,265	936,184,265	0	0	0	0
Apr-23	937,582,741	937,582,741	0	0	0	0
Mar-23	938,875,827	938,875,827	0	0	0	0
Feb-23	940,464,325	940,464,325	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	656100457	106,837,909.10	106,837,909.10	642,000,000.00	06/24/15	22,001,885.20	1.14770	09/30/23	08/06/25	260
6	407000559	40,867,491.27	40,867,491.27	48,400,000.00	07/15/21	2,029,574.75	0.92170	09/30/23	09/06/25	260
Totals		147,705,400.37	147,705,400.37	690,400,000.00		24,031,459.95

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	656100457	OF	IL	06/21/23	1

Loan transferred to Special Servicing effective 6/21/2023 for Imminent Monetary Default. The loan collateral is a 2.2MM SF, two building office tower complex located in the east loop submarket of downtown Chicago, IL. Inspection performed in

August 2023 r eported the property to be in good condition. Per the most recent rent roll, the property is 76% leased, which is down from 89% leased at year end 2019. Occupancy is expected to further decrease due to known tenant vacates over the next few years. Strateg y is to pursue a loan modification while monitoring the loan.

6	407000559	OF	PA	11/01/23	13

The loan transferred to Special Servicing effective 11/1/2023 for imminent monetary default. The subject property consists of two office buildings totaling 268,156 SF located in Media, PA, built in 1986 and renovated in 2015. The collateral as of

Septembe r 2023 was 75.70% occupied. The Loan remains current and due for the December 2023 payment. The Borrower sent in a hardship letter indicating that due to economic climate that there would be insufficient funds to support future costs necessary to stabiliz e the asset. The special servicer is reviewing a modification proposal submitted by the Borrower.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	656100457	0.00	4.61000%	0.00	4.61000%	1	12/27/23	12/27/23	--
11	304641011	30,686,883.48	4.60000%	30,686,883.48	4.60000%	8	07/02/21	07/02/21	07/06/21
12	302691133	29,850,683.41	4.59000%	29,850,683.41	4.59000%	9	07/02/21	04/02/20	07/06/21
13	656100440	32,000,000.00	4.24000%	32,000,000.00	4.24000%	10	05/08/20	05/06/20	06/08/20
13	656100440	0.00	4.24000%	0.00	4.24000%	10	06/08/20	05/06/20	05/08/20
20	407000523	13,270,175.33	4.93900%	13,270,175.33	4.93900%	10	05/07/20	06/06/20	09/08/20
20	407000523	0.00	4.93900%	0.00	4.93900%	10	09/08/20	06/06/20	05/07/20
20	407000523	0.00	4.93900%	0.00	4.93900%	10	08/10/22	06/06/20	09/08/20
Totals		105,807,742.22		105,807,742.22
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
23	304641023 04/12/22	9,990,292.56	14,600,000.00	13,964,148.99	1,807,309.12	13,964,148.99	12,156,839.87	0.00	(24,409.57)	(153,131.95)	153,131.95	1.36%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		9,990,292.56	14,600,000.00	13,964,148.99	1,807,309.12	13,964,148.99	12,156,839.87	0.00	(24,409.57)	(153,131.95)	153,131.95

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
23	304641023	01/12/24	0.00	0.00	153,131.95	0.00	0.00	24,409.57	0.00	0.00	177,541.52
		12/12/23	0.00	0.00	153,131.95	0.00	0.00	52,023.09	0.00	0.00
		11/10/23	0.00	0.00	101,108.86	0.00	0.00	9,674.50	0.00	0.00
		10/13/23	0.00	0.00	91,434.36	0.00	0.00	14,345.42	0.00	0.00
		06/12/23	0.00	0.00	77,088.94	0.00	0.00	11,992.24	0.00	0.00
		03/10/23	0.00	0.00	65,096.70	0.00	0.00	57,906.55	0.00	0.00
		04/25/22	0.00	0.00	0.00	0.00	0.00	7,190.15	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	24,409.57	0.00	0.00	24,409.57
Cumulative Totals			0.00	0.00	153,131.95	0.00	0.00	177,541.52	0.00	0.00	177,541.52

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	22,999.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	10,238.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	1,701.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	0.00	0.00	1,653.91	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	33,238.55	0.00	3,355.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		36,594.44

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Supplemental Notes
None

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